Label	Element	Value
MFS® Research Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063075_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is February 20, 2015. MFS® Research Bond Fund Effective March 31, 2015, the name of the fund will change to MFS® Total Return Bond Fund.
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Research Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective March 31, 2015, the sixth paragraph in the sub-section entitled “Principal Investment Strategies” under the main heading “Summary of Key Information” will be restated in its entirety as follows:

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.